INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Total	$ 12,406	$ 11,767
Brazilian Regulated Gas Transmission Operation
Disclosure of information for cash-generating units [line items]
Total	2,949	2,903
North American Rail Operation
Disclosure of information for cash-generating units [line items]
Total	1,906	1,929
North American Residential Energy Infrastructure Operation
Disclosure of information for cash-generating units [line items]
Total	1,759	1,748
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,011	1,073
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	781	825
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	679	714
Brazil electricity transmission operation [Member]
Disclosure of information for cash-generating units [line items]
Total	803	270
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	796	537
U.K. Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	494	491
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	296	292
Other
Disclosure of information for cash-generating units [line items]
Total	932	$ 985
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of information for cash-generating units [line items]
Total	614
BIF India Holdings Pte Ltd
Disclosure of information for cash-generating units [line items]
Total	$ 65